OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information of operating segments
Net sales	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 11,838.7	$ 6,798.5	$ 6,089.7
Long-Lived Assets, net	12,680.3				12,788.7				12,680.3	12,788.7
United States
Financial information of operating segments
Net sales									5,865.3	3,551.2	3,170.4
Long-Lived Assets, net	7,100.3				7,202.8				7,100.3	7,202.8
EMEA
Financial information of operating segments
Net sales									3,027.9	1,955.5	1,843.2
Long-Lived Assets, net	1,908.4				1,990.6				1,908.4	1,990.6
Asia Pacific
Financial information of operating segments
Net sales									1,586.8	721.4	575.7
Long-Lived Assets, net	2,377.1				2,339.6				2,377.1	2,339.6
Latin America
Financial information of operating segments
Net sales									849.7	321.2	272.5
Long-Lived Assets, net	714.3				687.4				714.3	687.4
Canada
Financial information of operating segments
Net sales									509.0	249.2	227.9
Long-Lived Assets, net	$ 580.2				$ 568.3				$ 580.2	$ 568.3